Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing, long-term leases and other agreements:

Year ending December 31	Sourcing	Leases	Other	Total
2018	16,355	3,690	8,615	28,660
2019	14,362	2,900	4,376	21,638
2020	14,279	2,758	2,364	19,401
2021	11,884	2,664	1,120	15,668
2022	—	2,315	704	3,019
2023 & thereafter	—	2,123	704	2,827
Total commitments	56,880	16,450	17,883	91,213

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2017	December 31, 2016
Commitments to extend credit	602,740	412,568
Documentary and commercial letters of credit	1,263	1,069
Total unfunded commitments to extend credit	604,003	413,637

Summary of credit-related arrangements
The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2017			December 31, 2016
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	186,408	178,158	8,250	242,437	242,437	—
Letters of guarantee	5,337	5,251	86	4,772	4,772	—
Total	191,745	183,409	8,336	247,209	247,209	—